Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		3 Months Ended	7 Months Ended
	Jul. 02, 2021	Sep. 30, 2021	Sep. 30, 2021	Mar. 02, 2021	Feb. 25, 2021
Description Of Organization And Business Operations [Line Items]
Incorporation date of entity			Feb. 25, 2021
Proceeds from initial public offering			$ 245,600,000
Proceeds from private placement issue		$ 640,000	6,400,000
Deferred underwriting fee		7,700,000	7,700,000
Minimum net worth to consummate business combination		$ 5,000,001	$ 5,000,001
Percentage of public shares that can be transferred without any restriction		15.00%	15.00%
Percentage of public shares to be redeemed in case business combination is not consummated		100.00%	100.00%
Interest to pay dissolution expenses		$ 100,000	$ 100,000
Per share value of restricted assets		$ 10.00	$ 10.00
Percentage of public shares redemption	100.00%
Cash		$ 519,568	$ 519,568		$ 0
Marketable Securities held in Trust Account		250,003,042	250,003,042
Working Capital		$ 1,368,138	1,368,138	$ 5,138	$ 5,299
Interest income			$ 3,000
Minimum [Member]
Description Of Organization And Business Operations [Line Items]
Prospective assets of acquire as a percentage of fair value of assets in the trust account		80.00%	80.00%
Equity method investment ownership percentage		50.00%	50.00%
Common Class A [Member] | IPO [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued	25,000,000
Sale of stock price per share	$ 10.00
Proceeds from initial public offering	$ 250,000,000
Transaction costs incurred in connection with initial public offering			$ 12,488,190
Underwriting fee			4,400,000
Deferred underwriting fee		$ 7,700,000	7,700,000
Deferred offering costs		$ 388,190	388,190
Common stock held in trust account	$ 250,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued	3,000,000
Common Class A [Member] | Private Placement [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued	640,000
Sale of stock price per share	$ 10.00
Proceeds from private placement issue	$ 6,400,000		$ 6,400,000
Subsequent Event [Member]
Description Of Organization And Business Operations [Line Items]
Common stock held in trust account	5,000,001
Minimum net worth to consummate business combination	$ 5,000,001
Share price	$ 10.00
Percentage of public shares that can be transferred without any restriction	15.00%
Percentage of public shares to be redeemed in case business combination is not consummated	100.00%
Interest to pay dissolution expenses	$ 100,000
Per share value of restricted assets	$ 10.00
Subsequent Event [Member] | Over-Allotment Option [Member]
Description Of Organization And Business Operations [Line Items]
Deferred underwriting fee	$ 7,700,000
Subsequent Event [Member] | Proposed Public Offering [Member]
Description Of Organization And Business Operations [Line Items]
Deferred underwriting fee	$ 4,400,000
Subsequent Event [Member] | Minimum [Member]
Description Of Organization And Business Operations [Line Items]
Prospective assets of acquire as a percentage of fair value of assets in the trust account	80.00%
Equity method investment ownership percentage	50.00%
Subsequent Event [Member] | Common Class A [Member] | Over-Allotment Option [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued	25,300,000
Subsequent Event [Member] | Common Class A [Member] | Private Placement [Member] | Sponsor [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued	640,000
Sale of stock price per share	$ 10.00
Proceeds from private placement issue	$ 6,400,000
Subsequent Event [Member] | Common Class A [Member] | Proposed Public Offering [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued	22,000,000
Sale of stock price per share	$ 10.00